Stockholders’ Equity (Details) - Schedule of authorized, issued and outstanding stock - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total, Authorized Shares	900,000,000	835,000,000
Total, Issued Shares	627,346,804	168,693,323
Total, Shares to be Issued		153,152,718
Total, Total Issued and to be Issued Shares		321,846,041
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Authorized Shares	10,000,000	10,000,000
Preferred Stock, Issued Shares
Preferred Stock, Shares to be Issued
Preferred Stock, Total Issued and to be Issued Shares
Class A Common Stock [Member]
Class of Stock [Line Items]
Class A Common Stock, Authorized Shares	815,000,000	750,000,000
Class A Common Stock, Issued Shares	563,346,216	168,693,323
Class A Common Stock, Shares to be Issued		89,152,130
Class A Common Stock, Total Issued and to be Issued Shares		257,845,453
Class B Common Stock [Member]
Class of Stock [Line Items]
Class B Common Stock, Authorized Shares	75,000,000	75,000,000
Class B Common Stock, Issued Shares	64,000,588
Class B Common Stock, Shares to be Issued		64,000,588
Class B Common Stock, Total Issued and to be Issued Shares		64,000,588